Exploration costs - Summary of detailed information about Exploration Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Exploration	$ 214	$ 173	$ 175
Mongolia [Member]
Statement [Line Items]
Exploration	206	161	134
Other [Member]
Statement [Line Items]
Exploration	$ 8	$ 12	$ 41